Finite Lived Intangible Assets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Customer Relationships [Member]
Finite Lived Intangible Assets Net [Line Items]
Cost	$ 583	$ 587
Accumulated amortization	313	277
Net carrying value	270	310
Other [Member]
Finite Lived Intangible Assets Net [Line Items]
Cost	127	70
Accumulated amortization	27	22
Net carrying value	100	48
Total Reported In Other Assets [Member]
Finite Lived Intangible Assets Net [Line Items]
Cost	710	657
Accumulated amortization	340	299
Net carrying value	370	358
Internal-use software reported in property and equipment [Member]
Finite Lived Intangible Assets Net [Line Items]
Cost	1,600	1,379
Accumulated amortization	1,054	875
Net carrying value	546	504
Total Intangible Assets [Member]
Finite Lived Intangible Assets Net [Line Items]
Cost	2,310	2,036
Accumulated amortization	1,394	1,174
Net carrying value	$ 916	$ 862